SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Inventory reserves	¥ 69.0	$ 9.8	¥ 56.2